Business Combination - Summary of Fair Value of Assets Acquired and Liabilities Assumed on Acquisition Date (Details) ¥ in Thousands, $ in Thousands	Nov. 01, 2020 CNY (¥)	Apr. 26, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Goodwill			¥ 472,883	$ 74,206	¥ 472,883
PRC Subsidiary
Business Acquisition [Line Items]
Total purchase consideration		¥ 2,772,317
Cash and cash equivalents		892,009
Restricted cash		14,771
Other current assets		304,495
Property and equipment, net		1,591,412
Customer relationships		372,025
Operating lease right-of-use assets		392,286
Other non-current assets		113,038
Other current liabilities		(670,648)
Deferred tax liabilities		(116,019)
Other non-current liabilities		(587,372)
Goodwill		466,320
Purchase consideration		¥ 2,772,317
Huailai Huizhi Construction Co. Ltd.
Business Acquisition [Line Items]
Settlement of accounts payable due to Huizhi	¥ (174,695)
Total purchase consideration	(135,083)
Cash and cash equivalents	16,008
Other current assets	24,085
Property and equipment, net	641
Other non-current assets	1,022
Current liabilities	(183,402)
Goodwill	6,563
Purchase consideration	¥ 39,612